Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Accounting Policies [Abstract]
Activity in Allowance for Doubtful Accounts

A summary of activity in the allowance for doubtful accounts is as follows:

	Three Months Ended July 31,		Six Months Ended July 31,
	2019	2020	2019	2020
Balance, beginning of period	$—	$167	$123	$—
Charged to (recovery of) bad debt expense	—	452	(105)	619
Write off of uncollectible accounts	—	—	(18)	—
Translation adjustments	—	3	—	3

Balance, end of period	$—	$622	$—	$622

A summary of activity in the allowance for doubtful accounts is as follows:

	Fiscal Year Ended January 31,
	2018	2019	2020
Balance, beginning of period	$349	$20	$123
Charged to (recovery of) bad debt expense	(329)	110	(105)
Write offs and others	—	(7)	(18)

Balance, end of period	$20	$123	$—

Summary of Estimated Useful Lives by Asset Classification

The estimated useful lives by asset classification are generally as follows:

Asset Classification	Estimated Useful Life
Furniture and fixtures	3-7 years
Computers and equipment	3 years
Leasehold improvements	Shorter of remaining life of the lease term or estimated useful life

Summary of Cumulative Effects of Initially Applying New Revenue Standard

The Company adopted the requirements of ASU 2014-09 as of February 1, 2019 and utilized the modified retrospective transition method. The Company recognized the following cumulative effects of initially applying the new revenue standard:

	As of January 31, 2019	Topic 606 Adjustments	As of February 1, 2019
Accounts receivable, less allowance for doubtful accounts (1)	$25,495	$(1,978)	$23,517
Costs capitalized to obtain revenue contracts, current portion, net	—	2,879	2,879
Costs capitalized to obtain revenue contracts, noncurrent, net	—	5,330	5,330

Total assets	$119,966	$6,231	$126,197

Deferred revenue, current portion	34,172	(4,366)	29,806
Deferred revenue, noncurrent	825	(825)	—

Total liabilities	$53,930	$(5,191)	$48,739

Stockholders’ Equity:
Accumulated deficit	$(104,752)	$11,422	$(93,330)

(1)	Unbilled accounts receivable previously included in Accounts receivable, less allowance for doubtful accounts before the adoption of Topic 606.

Summary of New Revenue Standard Impacted Consolidated Statement of Operations and Consolidated Balance Sheet

Adoption of the new revenue standard impacted the Company’s consolidated statement of operations for the year ended January 31, 2020 as follows:

	As reported	Topic 606 Adjustments	Amounts without Topic 606 adoption impact
Subscription	$103,265	$2,351	$105,616
Professional services	34,915	(1,901)	33,014

Total revenues	138,180	450	138,630

Subscription	31,062	914	31,976
Professional services	33,008	(8)	33,000

Total cost of revenues	64,070	906	64,976
Gross profit	74,110	(456)	73,654

Sales and marketing	44,440	2,404	46,844
Research and development	35,304	(21)	35,283

Total operating expenses	102,280	2,383	104,663

Net loss attributable to nCino, Inc.	$(27,594)	$(2,839)	$(30,433)

Basic and diluted net loss per share	$(0.35)	$0.04	$(0.39)

Adoption of the new revenue standard impacted the Company’s consolidated balance sheet as of January 31, 2020 as follows:

	As reported	Topic 606 Adjustments	Amounts without Topic 606 adoption impact
Accounts receivable, less allowance for doubtful accounts	$34,205	$260	$34,465
Costs capitalized to obtain revenue contracts, current portion, net	3,608	(3,608)	—
Costs capitalized to obtain revenue contracts, noncurrent, net	7,000	(7,000)	—
Total assets	249,894	(10,348)	239,546

Deferred revenue, current portion	50,929	3,923	54,852
Total liabilities	78,517	3,923	82,440

Stockholders’ Equity:
Accumulated other comprehensive loss	(408)	(10)	(418)
Accumulated deficit	(120,924)	(14,261)	(135,185)